Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Bond Fund (the Fund)	9/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP121_04_003_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Emerging Markets Fund	1/1/2021
Effective March 1, 2021 (the Effective Date), the information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus  is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2008
Robert Cameron	Senior Portfolio Manager	Portfolio Manager	2012
Perry Vickery, CFA	Senior Portfolio Manager	Portfolio Manager	2017
Derek Lin, CFA	Portfolio Manager	Portfolio Manager	2020
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2008
Robert Cameron	Senior Portfolio Manager	Portfolio Manager	2012
Perry Vickery, CFA	Senior Portfolio Manager	Portfolio Manager	2017
Derek Lin, CFA	Portfolio Manager	Portfolio Manager	2020
Mr. White joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. White began his investment career in 1998 and earned a B.S. in Finance and a B.S. in Marketing from Boston College.
Mr. Cameron joined one of the Columbia Management legacy firms or acquired business lines in 2008. He was a portfolio manager and managing member of Cameron Global Investments LLC during the period 2003 to 2008. Mr. Cameron began his investment career in 1983 and earned a B.A. from the University of Toronto.
Mr. Vickery joined the Investment Manager in 2010. Mr. Vickery began his investment career in 2006 and earned a B.B.A. at the University of Georgia and an MBA from the Kellogg School of Management at Northwestern University.
Mr. Lin joined the Investment Manager in 2019. Prior to joining the Investment Manager, Mr. Lin worked as a senior analyst at Yulan Capital, LLC Group and previously worked as an analyst at Surveyor Capital (Citadel, LLC.), Merchants’ Gate Capital, LP and J.P. Morgan Securities. Mr. Lin began his investment career in 2006 and earned a Bachelor of Commerce degree from Queen’s University and an MBA from the Wharton School, University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP142_08_007_(02/21)

Supplement dated February 24, 2021
to the Prospectuses and Summary Prospectuses, each as supplemented as applicable, of the following fund:
Fund	Prospectuses and Summary Prospectuses Dated
Columbia Funds Series Trust I
Columbia Large Cap Growth Fund	12/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectuses and in the “Summary of the Fund” section of the Prospectuses is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2019
Peter Santoro, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectuses is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2019
Peter Santoro, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	March 2021
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Mr. Santoro joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_114_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic Income Fund	January 1, 2021
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP232_08_006_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Total Return Bond Fund (the Fund)	9/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP166_04_008_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multisector Bond SMA Completion Portfolio	January 1, 2021
Effective March 1, 2021, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2019
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Portfolio Manager	2019
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2019
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Portfolio Manager	2019
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP308_08_001_(02/21)